Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Contracts
	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2024
	$ thousands	$ thousands

Derivatives designated as hedging instruments:
Currency forward contracts	508	(76)

Total derivatives	508	(76)

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2023
	$ thousands	$ thousands

Derivatives designated as hedging instruments:
Currency forward contracts	920	-

Total derivatives	920	-

Schedule of Notional Amounts of Outstanding Derivative Positions
	December 31,	December 31,
	2024	2023
	$ thousands	$ thousands

Derivatives designated as hedging instruments:
Currency forward contracts	21,248	19,482

Schedule of Derivative Contracts on Consolidated Statements of Operations
	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Cost of revenues	(123)	(901)	(515)
Research and development, net	(215)	(1,544)	(939)
Sales and marketing	(76)	(443)	(215)
General and administrative	(106)	(721)	(386)
Financial and other expenses, net	-	(498)	(170)